SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	Six months ended June 30,
	2025	2024
	(in thousands)
Sales to external customers:
Soft Wheat	$75,272	$122,408
Durum Wheat	2,608	20,432
Couscous & Pasta	6,951	14,894
All others	2,520	1,924
Total	$87,351	$159,658

Cost of sales(1):
Soft Wheat	$(67,835)	$(109,893)
Durum Wheat	(3,038)	(19,189)
Couscous & Pasta	(5,728)	(11,640)
All others	(2,235)	(1,862)
Total	$(78,836)	$(142,584)

Gross profit
Soft Wheat	$7,437	$12,515
Durum Wheat	(430)	1,243
Couscous & Pasta	1,223	3,254
All others	285	62
Total	$8,515	$17,074

Selling, general and administrative expenses(2)
Soft Wheat	$(6,048)	$(12,122)
Durum Wheat	(1,266)	(1,792)
Couscous & Pasta	(783)	(2,320)
All others	(3,440)	(4,822)
Total	$(11,537)	$(21,056)

Operating (loss) income:
Soft Wheat	$1,389	$393
Durum Wheat	(1,696)	(549)
Couscous & Pasta	440	934
All others	(3,155)	(4,760)
Total	$(3,022)	$(3,982)

(1)	Primarily includes purchases of inventory, packaging, and other sales costs.
(2)	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	June 30,	December 31,
	2025	2024
	(in thousands)
Morocco	$90,188	$82,391
Burkina	9,254	8,269
Mali	7,239	6,508
Angola	3,991	4,016
Other	453	461
Total	$111,125	$101,645